Commitments	12 Months Ended
Dec. 31, 2018
Capital Commitments [Abstract]
Commitments
28	Commitments
(a)	Non-cancellable operating leases

The following table summarizes future minimum commitments of the Group under non-cancelable operating arrangements, which are mainly related to leased facilities and rental of bandwidth:

	2017 RMB’million	2018 RMB’million
Within one year	61	212
Later than one year but not later than five years	44	93
	105	305

(b)	Contents royalty

The Group is subject to the following minimum royalty payments associated with its license agreements:

	2017	2018
	RMB’million	RMB’million
Within one year	1,821	3,599
Later than one year but not later than five years	3,102	2,284
More than 5 years	-	2
	4,923	5,885

(c)	Capital commitments

As of December 31, 2017 and 2018, the Company had commitments for non-cancelable agreements to leasehold improvements of RMB4 million and RMB1 million, respectively.

(d)	Investment commitments

As of December 31, 2017 and 2018, the Group had commitments of approximately RMB52 million and RMB 94 million to invest in certain entities to hold the equity interest in such entities.